Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions

The preparation of financial statements requires management to make judgments, estimates and assumptions based on currently available information that affect the reported amounts of assets, liabilities and contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual results could differ from those estimated. By their very nature, these estimates are subject to measurement uncertainty and the effect of any changes in estimates on the financial statements of future periods could be material.

In the process of applying the Company’s accounting policies, management has made the following judgments, estimates, and assumptions which have the most significant effect on the amounts recognized in the financial statements.

4.	Significant accounting judgments, estimates and assumptions (continued)

Critical judgments in applying accounting policies

(a)	Assessment of whether there is any indication that property and equipment, right-of-use assets and intangible asset may be impaired

At each reporting date, the Company reviews the carrying amounts of its property and equipment, right-of-use assets and intangible assets with a finite useful life to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Management’s judgment is required in assessing whether there is any indication that an asset may be impaired.

(b)	Intangible assets

The recognition of development costs as intangible assets requires judgments to determine whether the required criteria for recognition are met including management estimates of future economic benefits.

(c)	Sale of intellectual property

The recognition of variable consideration related to the sale of intellectual property requires management’s judgments to determine whether it is highly probable that a reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

(d)	Assessment of investment tax credits

The investment tax credits are estimated by management based on quantitative and qualitative analysis and interpretation of various government programs, related restrictions, limitations, definitions, and eligibility conditions. Uncertainty over the eligibility and final assessment by taxation authorities of investment tax credits requires judgment. Management involves its technical staff and external specialists in determining if the expenditures meet the requirements of the different tax credit claims.

Key sources of estimation uncertainty

(e)	Revenue recognition

Revenue recognition for long-term contracts completion requires the use of estimates to determine the recorded amount of revenues, costs in excess of billings and billings in excess of costs and profits on uncompleted contracts.

The determination of anticipated costs for completing a contract is based on estimates that can be affected by a variety of factors, including the cost of materials, labour and sub-contractors, as well as potential claims from customers and subcontractors.

As risks and uncertainties are different for each project, the sources of variations between anticipated costs and actual costs incurred will also vary by project. The determination of estimates is based on the Company’s business practices as well as its historical experience. Estimates are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised.

Given this estimation process, it is possible that changes in future conditions could cause a material change in the recognized amount of revenues and costs and profits in excess of billings on uncompleted contracts and accrued expenses.

4.	Significant accounting judgments, estimates and assumptions (continued)

Key sources of estimation uncertainty (continued)

(e)	Revenue recognition (continued)

Agreements that contain multiple deliverables require the use of judgment to determine whether they contain separately identifiable performance obligations and to allocate the consideration received to each performance obligation.

(f)	Stock-based payments

The Company uses the fair value method of valuing compensation cost associated with the Company’s stock option plan. Estimating fair value requires determining the most appropriate valuation model for a grant of equity instruments, which is dependent on the terms and conditions of the grant. This also requires determining the most appropriate inputs to the valuation model including the expected life of the option and volatility. The assumptions and models are discussed in note 22.

(g)	Useful lives of property and equipment and intangible assets

The Company estimates the useful lives of property and equipment based on the period over which the assets are expected to be available for use. The estimated useful lives of property and equipment are reviewed periodically and are updated if expectations differ from previous estimates due to physical wear and tear and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of property and equipment are based on management’s experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. Useful lives, depreciation rates and residual values are reviewed at least annually.

(h)	Impairment of non-financial assets and goodwill

In assessing impairment, management estimates the recoverable amount of each asset or cash generating unit based on expected future cash flows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate (see Note 3 (k)).

(i)	Fair value of investments

Where the fair values of investments recorded in the statement of financial position cannot be derived from active markets, they are determined using valuation techniques including the Black-Scholes models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing the fair values. The judgments include considerations of inputs such as the expected volatility and the initial allocation of the consideration paid between the fair value of the common shares and warrants received. Should any of the inputs to these models or changes in assumptions about these factors occur, this could affect the reported fair value of the investments.

(j)	Right-of-use assets and lease liabilities

In determining the carrying amount of the right-of-use asset and corresponding lease liabilities, assumptions include the non-cancellable term of the lease plus periods covered by an option to renew or purchase the leases, estimated useful lives of the related assets, and incremental borrowing rate. Renewal and purchase options are only included in the lease term if management is reasonably certain to renew. Management considers factors such as market conditions, comparable rental rates and similar property values. The Company is also required to estimate the incremental borrowing rate specific to each portfolio of leased assets with similar characteristics if the interest rate in the lease is not readily determined. Management determines the incremental borrowing rate using base rate for similar loans plus a risk premium.

4.	Significant accounting judgments, estimates and assumptions (continued)

Key sources of estimation uncertainty (continued)

(k)	Income taxes

The Company has unused available tax losses, deductible temporary differences and investment tax credits. The Company recognizes deferred income tax assets for these unused tax losses and deductible temporary differences only to the extent that, in management’s opinion, it is probable that future taxable profit will be available against which these available tax losses and temporary differences can be utilized. The Company recognizes investment tax credits when it has reasonable assurance that it has complied with the conditions of the program and that the amounts will be realized (i.e. that it will generate future federal income taxes payable against which the tax credits can be applied). The Company’s projections of future taxable profit involve the use of significant assumptions and estimates with respect to a variety of factors, including future sales and operating expenses. There can be no assurance that the estimates and assumptions used in our projections of future taxable income will prove to be accurate predictions of the future, and in the event that our assessment of the recoverability of these deferred tax assets and investment tax credits changes in the future, a material increase or reduction in the carrying value of these deferred tax assets and investment tax credits could be required, with a corresponding charge to net earnings.

(l)Business combinations

Fair value of assets acquired and liabilities assumed in a business combination is estimated based on information available at the date of acquisition and involves considerable judgment in determining the fair values assigned to the identifiable assets acquired and liabilities assumed on acquisition. Among other things, the determination of these fair values involves the use of discounted cash flow analyses and estimated profit margins on contracts in progress. In addition, the determination of the contingent consideration due on the business combination is based on the estimations of the probability and timing of completing the predetermined milestones (see note 5);

(m)	COVID-19 pandemic

The COVID-19 pandemic continues to cause significant financial market and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. While the Company has experienced the impact of the outbreak of the Coronavirus (COVID 19) on its operations, it had continued to operate during the current pandemic. During the year ended December 31, 2020, the Company recognized payroll subsidies totaling $775,967 principally under the Canadian Emergency Wage Subsidy program, which amount required estimation (see note 24). In the event of a prolonged continuation of the pandemic, it is not clear what the potential impact may be on the Company’s business, financial position and financial performance.